Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 30, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	63,105	64,624
Accrued taxes and related expenses (Note 27)	11,464	11,918
Contract liabilities and unearned revenues (Note 5)	10,063	8,595
Accrued employee benefits and other provisions (Note 28)	9,087	10,397
Liability from redemption of preferred shares (Notes 20 and 28)	7,842	7,849
Accrued interests and other related costs (Note 29)	1,783	1,872
Others	2,769	2,504
	106,113	107,759